Selling, general and administrative expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Selling, general and administrative expense [abstract]
Personnel expenses	$ 225,419	$ 194,026
Marketing services	178,240	150,341
Professional fees	105,550	90,576
BIS expenses	21,259	11,647
Supervisory board	8,558	4,267
Facilities and occupancy expenses	8,479	6,613
Depreciation and amortization	3,548	1,424
Other expenses	50,097	32,800
Total selling, general and administrative expenses	$ 601,150	$ 491,694